Income Taxes (Tables)	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)
	Year Ended September 30,
	2014	2015
State tax, including sale of New Jersey losses and credits	$(833,403)	(725,969)
Foreign tax provision	1,272,421	535,858
	$439,018	$(190,111)

Schedule of reconciliation of income tax expense (benefit) at the statutory income tax rate
	Year Ended September 30,
	2014	2015
U.S. federal statutory rate	(34.0)%	(34.0)%
State taxes, net of federal benefit	(5.1)	(5.5)
Foreign withholding tax	9.6	1.1
Permanent differences	2.7	1.8
Foreign tax credits	(9.6)	(1.1)
Research and development credit	(11.7)	(6.9)
Change in valuation allowance	51.1	44.6
Other	0.3	(0.4)
Effective income tax rate	3.3%	(0.4)%

Schedule of deferred taxes
	Year Ended September 30,
	2014	2015
Current and long term deferred tax assets:
Net operating loss carryforwards	$7,340,745	$20,164,392
Stock compensation	1,853,056	6,317,492
Deferred revenue	3,121,214	3,333,201
Research and development credit carryforward	2,680,441	5,979,964
Foreign tax credits	2,067,091	2,602,949
Accruals and others	1,040,117	1,072,422
Gross deferred tax assets	(18,102,664)	(39,470,420)
Less valuation allowance	(17,400,409)	(38,694,795)
	702,255	775,625
Deferred tax liability:
Fixed assets	(702,255)	(775,625)
Net deferred tax assets	$—	$—

Schedule of unrecognized tax benefits
	Year Ended September 30,
	2014	2015
Balance at beginning of year	$479,490	$1,564,411
Additions based on tax positions related to the current year	1,084,921	190,218
Balance at end of year	$1,564,411	$1,754,629